Securities (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Securities (Textuals) [Abstract]
Losses recorded in/(reclassified from) other comprehensive income	$ 3,000,000	$ 6,000,000
Proceeds from securities sold, as percentage of amortized cost	2.00%
U.S. government-sponsored enterprise obligations, fair values	91,700,000,000		94,200,000,000
Other-than-temporary impairment losses recorded in accumulated other comprehensive income (loss) on available-for-sale debt securities, pretax	106,000,000		133,000,000
U.S. government agencies and U.S. government-sponsored enterprises securities that exceeded 10% of stockholders' equity	10.00%
Due period of residential mortgage-backed securities and collateralized mortgage obligations	10 years
Duration for agency residential mortgage-backed securities	5 years
Duration for agency residential collateralized mortgage backed obligations	3 years
Duration for nonagency residential collateralized mortgage obligations	5 years
Average credit enhancement	30.00%
Mortgage-backed securities [Member]
Securities (Textuals) [Abstract]
Losses recorded in/(reclassified from) other comprehensive income	(30,000,000)
Below investment grade credit enhancement	9.00%
Investment grade credit enhancement	43.00%
Prime and Alt A [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	173,000,000
Weighted average underlying default rate	24.00%
Weighted average loss severity rate	49.00%
Collateralized loan obligations [Member] | Asset-backed securities [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	167,000,000
Gross unrealized losses related to collateralized loan obligations	$ 172,000,000
Collateral default rates during the current period	2.10%
Average credit enhancement	30.00%
Collateralized loan obligations [Member]
Securities (Textuals) [Abstract]
Collateral default rates after the current period	5.00%
Loss severities for loans	48.00%
Loss severities for debt securities	82.00%
Time period after which losses on collateral were estimated to occur	18 months